SHARE CAPITAL - Summary of stock option information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022	Aug. 18, 2021 CAD ($)	Aug. 16, 2021 CAD ($)	Jun. 28, 2021 CAD ($)	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	28,885,002			28,885,002				22,032,452	1,702,338
Number of options exercisable (in shares)	19,408,182			19,408,182
Weighted average remaining contractual life of outstanding share options	3 years 6 months 29 days
Weighted average fair value at measurement date, share options granted		$ 23,783			$ 519	$ 383	$ 7,994
Option Expiration Period One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			$ 2.90
Number of options outstanding (in shares)				13,500
Number of options exercisable (in shares)				13,500
Weighted average remaining contractual life of outstanding share options	1 month 9 days
Weighted average fair value at measurement date, share options granted		28
Option Expiration Period Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.90
Number of options outstanding (in shares)				37,500
Number of options exercisable (in shares)				37,500
Weighted average remaining contractual life of outstanding share options	3 months
Weighted average fair value at measurement date, share options granted		78
Option Expiration Period Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.90
Number of options outstanding (in shares)				6,250
Number of options exercisable (in shares)				6,250
Weighted average remaining contractual life of outstanding share options	4 months 13 days
Weighted average fair value at measurement date, share options granted		13
Option Expiration Period Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.91
Number of options outstanding (in shares)				200,000
Number of options exercisable (in shares)				200,000
Weighted average remaining contractual life of outstanding share options	7 months 28 days
Weighted average fair value at measurement date, share options granted		91
Option Expiration Period Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.67
Number of options outstanding (in shares)				59,952
Number of options exercisable (in shares)				59,952
Weighted average remaining contractual life of outstanding share options	8 months 12 days
Weighted average fair value at measurement date, share options granted		23
Option Expiration Period Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.78
Number of options outstanding (in shares)				700,000
Number of options exercisable (in shares)				700,000
Weighted average remaining contractual life of outstanding share options	9 months
Weighted average fair value at measurement date, share options granted		715
Option Expiration Period Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.78
Number of options outstanding (in shares)				20,000
Number of options exercisable (in shares)				20,000
Weighted average remaining contractual life of outstanding share options	1 year 3 months
Weighted average fair value at measurement date, share options granted		24
Option Expiration Period Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.25
Number of options outstanding (in shares)				2,350,000
Number of options exercisable (in shares)				2,350,000
Weighted average remaining contractual life of outstanding share options	3 years 2 months 15 days
Weighted average fair value at measurement date, share options granted		420
Option Expiration Period Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.75
Number of options outstanding (in shares)				3,000,000
Number of options exercisable (in shares)				2,250,000
Weighted average remaining contractual life of outstanding share options	3 years 6 months 14 days
Weighted average fair value at measurement date, share options granted		1,557
Option Expiration Period Ten
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.75
Number of options outstanding (in shares)				6,000,000
Number of options exercisable (in shares)				4,562,500
Weighted average remaining contractual life of outstanding share options	3 years 7 months 6 days
Weighted average fair value at measurement date, share options granted		3,110
Option Expiration Period Eleven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.88
Number of options outstanding (in shares)				500,000
Number of options exercisable (in shares)				375,000
Weighted average remaining contractual life of outstanding share options	3 years 7 months 13 days
Weighted average fair value at measurement date, share options granted		303
Option Expiration Period Twelve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.48
Number of options outstanding (in shares)				700,000
Number of options exercisable (in shares)				625,000
Weighted average remaining contractual life of outstanding share options	3 years 8 months 12 days
Weighted average fair value at measurement date, share options granted		721
Option Expiration Period Thirteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.74
Number of options outstanding (in shares)				2,264,100
Number of options exercisable (in shares)				1,695,572
Weighted average remaining contractual life of outstanding share options	3 years 8 months 15 days
Weighted average fair value at measurement date, share options granted		2,668
Option Expiration Period Fourteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.89
Number of options outstanding (in shares)				760,000
Number of options exercisable (in shares)				570,000
Weighted average remaining contractual life of outstanding share options	3 years 9 months
Weighted average fair value at measurement date, share options granted		969
Option Expiration Period Fifteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.89
Number of options outstanding (in shares)				225,000
Number of options exercisable (in shares)				140,625
Weighted average remaining contractual life of outstanding share options	3 years 9 months 3 days
Weighted average fair value at measurement date, share options granted		286
Option Expiration Period Sixteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.03
Number of options outstanding (in shares)				170,000
Number of options exercisable (in shares)				96,875
Weighted average remaining contractual life of outstanding share options	3 years 10 months 17 days
Weighted average fair value at measurement date, share options granted		213
Option Expiration Period Seventeen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.03
Number of options outstanding (in shares)				150,000
Number of options exercisable (in shares)				93,750
Weighted average remaining contractual life of outstanding share options	3 years 10 months 17 days
Weighted average fair value at measurement date, share options granted		194
Option Expiration Period Eighteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.39
Number of options outstanding (in shares)				1,272,600
Number of options exercisable (in shares)				1,071,633
Weighted average remaining contractual life of outstanding share options	3 years 11 months 12 days
Weighted average fair value at measurement date, share options granted		1,210
Option Expiration Period Nineteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.55
Number of options outstanding (in shares)				300,000
Number of options exercisable (in shares)				187,500
Weighted average remaining contractual life of outstanding share options	3 years 11 months 15 days
Weighted average fair value at measurement date, share options granted		318
Option Expiration Period Twenty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.36
Number of options outstanding (in shares)				1,575,000
Number of options exercisable (in shares)				1,340,625
Weighted average remaining contractual life of outstanding share options	3 years 11 months 26 days
Weighted average fair value at measurement date, share options granted		1,463
Option Expiration Period Twenty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.32
Number of options outstanding (in shares)				37,500
Number of options exercisable (in shares)				37,500
Weighted average remaining contractual life of outstanding share options	4 years
Weighted average fair value at measurement date, share options granted		36
Option Expiration Period Twenty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.35
Number of options outstanding (in shares)				345,000
Number of options exercisable (in shares)				165,625
Weighted average remaining contractual life of outstanding share options	4 years
Weighted average fair value at measurement date, share options granted		270
Option Expiration Period Twenty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.90
Number of options outstanding (in shares)				3,648,000
Number of options exercisable (in shares)				1,714,875
Weighted average remaining contractual life of outstanding share options	4 years 3 months
Weighted average fair value at measurement date, share options granted		6,224
Option Expiration Period Twenty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.48
Number of options outstanding (in shares)				215,000
Number of options exercisable (in shares)				80,625
Weighted average remaining contractual life of outstanding share options	4 years 4 months 17 days
Weighted average fair value at measurement date, share options granted		260
Option Expiration Period Twenty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.48
Number of options outstanding (in shares)				300,000
Number of options exercisable (in shares)				112,500
Weighted average remaining contractual life of outstanding share options	4 years 4 months 20 days
Weighted average fair value at measurement date, share options granted		352
Option Expiration Period Twenty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of options outstanding (in shares)				565,000
Number of options exercisable (in shares)				141,250
Weighted average remaining contractual life of outstanding share options	4 years 6 months
Weighted average fair value at measurement date, share options granted		637
Option Expiration Period Twenty Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.87
Number of options outstanding (in shares)				195,000
Number of options exercisable (in shares)				73,125
Weighted average remaining contractual life of outstanding share options	4 years 6 months
Weighted average fair value at measurement date, share options granted		262
Option Expiration Period Twenty Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of options outstanding (in shares)				450,000
Number of options exercisable (in shares)				112,500
Weighted average remaining contractual life of outstanding share options	4 years 6 months
Weighted average fair value at measurement date, share options granted		486
Option Expiration Period Twenty Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of options outstanding (in shares)				40,000
Number of options exercisable (in shares)				10,000
Weighted average remaining contractual life of outstanding share options	4 years 9 months 3 days
Weighted average fair value at measurement date, share options granted		16
Option Expiration Period Thirty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.50
Number of options outstanding (in shares)				1,250,000
Number of options exercisable (in shares)				87,500
Weighted average remaining contractual life of outstanding share options	4 years 9 months 3 days
Weighted average fair value at measurement date, share options granted		329
Option Expiration Period Thirty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.13
Number of options outstanding (in shares)				1,075,600
Number of options exercisable (in shares)				268,900
Weighted average remaining contractual life of outstanding share options	4 years 11 months 4 days
Weighted average fair value at measurement date, share options granted		287
Option Expiration Period Thirty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of options outstanding (in shares)				60,000
Number of options exercisable (in shares)				7,500
Weighted average remaining contractual life of outstanding share options	4 years 11 months 4 days
Weighted average fair value at measurement date, share options granted		8
Option Expiration Period Thirty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			$ 1.02
Number of options outstanding (in shares)				400,000
Number of options exercisable (in shares)				200,000
Weighted average remaining contractual life of outstanding share options	4 years 11 months 8 days
Weighted average fair value at measurement date, share options granted		$ 212